Financial instruments - Maturity of derivative financial instruments (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Maturity of derivative financial instruments
Assets from derivative transactions	R$ 442.8	R$ 420.8
Liabilities from derivative transactions	(430.5)	R$ (426.9)
Total derivative financial instruments	12.3
Not yet due
Maturity of derivative financial instruments
Assets from derivative transactions	4.8
Liabilities from derivative transactions	(21.1)
Total derivative financial instruments	(16.3)
Until 6 months
Maturity of derivative financial instruments
Assets from derivative transactions	4.5
Total derivative financial instruments	4.5
7 to 12 months
Maturity of derivative financial instruments
Assets from derivative transactions	3.2
Liabilities from derivative transactions	(24.9)
Total derivative financial instruments	(21.7)
1 to 5 years
Maturity of derivative financial instruments
Assets from derivative transactions	12.8
Liabilities from derivative transactions	(195.0)
Total derivative financial instruments	(182.2)
Up to 5 years
Maturity of derivative financial instruments
Assets from derivative transactions	417.5
Liabilities from derivative transactions	(189.5)
Total derivative financial instruments	R$ 228.0